CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Cash Flows from Operating Activities
Net loss		$ (3,102)	$ (155)		$ (635)	[2]
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization		798	810		779
Amortization of deferred loan charges		27	45		39
Amortization of unfavorable and favorable contracts		(43)	(65)		(116)
Share of results from associated companies		(174)	(283)		(192)
Loss on disposal of drilling units		245	0		0
Share-based compensation expense		7	8		7
Loss on disposals and deconsolidations		0	0		63
Contingent consideration realized	[3]	(27)	(21)		(47)
Unrealized gain related to derivative financial instruments		(76)	(67)		(82)
Loss on impairment of long lived assets		696	44		563
Loss on impairment of investments		841	895		1,285
Gain on derecognition of investment in associated company		(10)	0		0
Dividends received from associated companies		39	55		253
Deferred income tax		7	73		29
Unrealized foreign exchange gain on long-term debt		59	(5)		(95)
Gain on sale of tender rig business		0	0		(22)
Payments for long-term maintenance		(58)	(95)		(106)
Net gain on debt extinguishment		(19)	(47)		(8)
Non-cash reorganization items, net of financing activities		1,274	0		0
Other		(2)	(2)		(9)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable		167	256		267
Trade accounts payable		(9)	(55)		58
Related party receivables		(42)	2		65
Related party payables		(44)	(35)		(64)
Prepaid expenses/accrued revenue		(66)	15		(12)
Deferred revenue		(107)	(168)		(95)
Other assets		93	55		(22)
Other liabilities		(75)	(76)		(115)
Net cash provided by operating activities		399	1,184		1,788
Cash Flows from Investing Activities
Additions to newbuildings		(33)	(52)		(613)
Additions to drilling units and equipment		(59)	(84)		(322)
Refund of yard installments		25	53		29
Contingent consideration received		95	95		27
Settlement of West Mira		170	0		0
Sale of rigs and equipment		122	0		0
Buy out of guarantee		(28)	0		0
Sale of business, net of cash disposed		0	0		1,214
Change in restricted cash		(29)	(26)		(25)
Investment in associated companies		0	(16)		(210)
Loans granted to related parties		0	(120)		(523)
Payments received from loans granted to related parties		66	283		233
Proceeds from disposal of marketable securities		0	195		0
Net cash provided by/ (used in) investing activities		329	328		(190)
Cash Flows from Financing Activities
Proceeds from debt		0	0		1,516
Repayments of debt		(754)	(1,054)		(2,999)
Debt fees paid		(53)	(31)		(16)
Proceeds from debt to related party		0	0		143
Repayments of debt to related party		(39)	(103)		0
Dividends paid to non-controlling interests		0	(7)		(14)
Purchase of treasury shares		0	(10)		0
Cash settlement of restricted stock units		0	(1)		0
Net cash used in financing activities		(846)	(1,206)		(1,370)
Cash reclassified as held for sale		0	0		0
Effect of exchange rate changes on cash and cash equivalents		5	18		(15)
Net (decrease)/increase in cash and cash equivalents		(113)	324		213
Cash and cash equivalents at beginning of the year		1,368	1,044	[1]	831
Cash and cash equivalents at the end of year		1,255	1,368		1,044
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest		(264)	(400)		(458)
Taxes paid		$ (119)	$ (123)		$ (136)

[1]	Text selection found with no content.
[2]	{F|ag9lfndlYmZpbGluZ3MtZXVyagsSBlhNTERvYyJeWEJSTERvY0dlbkluZm86NWJjMTQ5Y2E2M2E3NGRlOGFmNDE4NjI3YTU4Y2ZhNDl8VGV4dFNlbGVjdGlvbjpFRTUzOUMyRTYwNzk4QTA3Mzk3NjRCMzNFODNDREE1Mgw}
[3]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".